Accounts Receivable, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Accounts Receivables, Net [Line Items]
Credit losses	$ 1,025,366	$ 300,266
Continued Operations [Member]
Accounts Receivables, Net [Line Items]
Credit losses
Discontinued Operations [Member]
Accounts Receivables, Net [Line Items]
Credit losses